Property and equipment, net	12 Months Ended
Dec. 31, 2012
Property and equipment, net
Property and equipment, net

3. Property and equipment, net

        Property and equipment, net consisted of the following:

	December 31,
	2011	2012
Leasehold improvements	$1,587,344	$1,593,739
Computers and office equipment	2,927,631	3,303,347
Vehicle	144,100	144,453
Software	413,116	402,339

	5,072,191	5,443,878
Less: accumulated depreciation and amortization	(2,666,615)	(4,138,157)

Property and equipment, net	$2,405,576	$1,305,721

        Depreciation and amortization expense for property and equipment was $871,408, $1,763,832 and $1,456,990 for the years ended December 31, 2010, 2011 and 2012, respectively.